Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	13,449,688	11,611,782	7,980
Common stock, shares outstanding	13,449,688	11,611,782	7,980
Common stock, shares issuable	7,750	7,750	0
Series C Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.01	$ 0.01
Temporary equity, stated value	$ 10,000	$ 10,000
Temporary equity, shares suthorized	100	9,900
Temporary equity, liquidation preference	$ 1,000,000	$ 1,000,000
Temporary equity, shares issued	0	0
Temporary equity, shares outstanding	0	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1